OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2022	2021

Prepaid expenses	504	586
Receivables from government authorities	94	576
Receivables from employees	17	9
Others	171	213

	786	1,384